Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,022	$ 7,845
Short-term bank deposits		1,254
Restricted short-term bank deposits	251	220
Trade receivables	9	33
Other receivables and prepaid expenses	254	93
TOTAL CURRENT ASSETS	6,536	9,445
NON-CURRENT ASSETS:
Property and equipment, net	929	561
Right-of-use assets, net	137	195
Investments in a joint venture accounted for using the equity method	534	481
TOTAL NON-CURRENT ASSETS	1,600	1,237
TOTAL ASSETS	8,136	10,682
CURRENT LIABILITIES:
Loans from related party	1,042	1,011
Current maturities of long-term loan	139	91
Accounts payable and accruals:
Trade	130	70
Other	1,181	969
Current maturities of lease liabilities	133	98
TOTAL CURRENT LIABILITIES	2,625	2,239
NON-CURRENT LIABILITIES:
Long-term loan	24	47
Lease liabilities, net of current maturities		96
TOTAL NON-CURRENT LIABILITIES	24	143
COMMITMENTS
TOTAL LIABILITIES	2,649	2,382
EQUITY:
Common shares	102	102
Share premium	25,882	25,845
Treasury shares	(77)	(50)
Foreign currency translation reserve	(1,466)	(2,368)
Accumulated deficit	(18,768)	(15,071)
Capital and reserves attributable to parent company shareholders	5,673	8,458
Non-controlling interest	(186)	(158)
TOTAL EQUITY	5,487	8,300
TOTAL LIABILITIES AND EQUITY	$ 8,136	$ 10,682